UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07920

Western Asset High Income Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FORM N-Q

DECEMBER 31, 2017

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 80.0%
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 1.3%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	4,290,000	$4,429,425	(a)
Delphi Technologies PLC, Senior Notes	5.000%	10/1/25	1,090,000	1,106,350	(a)
IHO Verwaltungs GmbH, Senior Secured Bonds (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	1,310,000	1,332,925	(a)(b)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	2,730,000	2,900,625	(a)

Total Auto Components				9,769,325

Diversified Consumer Services - 0.9%
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	3,630,000	4,038,375	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,975,000	2,389,750

Total Diversified Consumer Services				6,428,125

Hotels, Restaurants & Leisure - 3.0%
1011778 BC ULC/New Red Finance Inc., Secured Notes	5.000%	10/15/25	1,040,000	1,053,000	(a)
Aramark Services Inc., Senior Notes	5.000%	4/1/25	1,190,000	1,259,972	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds (14.000% PIK)	14.000%	2/9/18	1,982,084	1,982,084	(a)(b)(c)(d)
Brinker International Inc., Senior Notes	5.000%	10/1/24	1,760,000	1,782,000	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	2,820,000	2,982,150
Fontainebleau Las Vegas Holdings LLC, Senior Secured Notes	10.250%	6/15/15	715,000	72	*(a)(e)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,840,000	1,978,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	2,170,000	2,235,100
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	1,530,000	1,604,587
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	1,310,000	1,383,688	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,538,000	1,664,885	(a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	820,000	781,050	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	2,680,000	2,733,600	(a)

Total Hotels, Restaurants & Leisure				21,440,188

Household Durables - 0.5%
Lennar Corp., Senior Notes	4.750%	11/29/27	2,370,000	2,452,476	(a)
Weekley Homes LLC/Weekley Finance Corp., Senior Notes	6.625%	8/15/25	880,000	880,000	(a)

Total Household Durables				3,332,476

Media - 7.5%
Carmike Cinemas Inc., Secured Notes	6.000%	6/15/23	840,000	882,000	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	1,170,000	1,218,263	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	6,850,000	7,294,018
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,220,000	1,427,342
DISH DBS Corp., Senior Notes	7.875%	9/1/19	380,000	407,550
DISH DBS Corp., Senior Notes	5.875%	7/15/22	1,100,000	1,109,625

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	750,000	$733,125
DISH DBS Corp., Senior Notes	7.750%	7/1/26	5,560,000	5,865,800
EW Scripps Co., Senior Notes	5.125%	5/15/25	1,210,000	1,206,975	(a)
Lions Gate Entertainment Corp., Senior Notes	5.875%	11/1/24	720,000	764,100	(a)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	5,410,000	5,443,812	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	9,370,000	9,651,100	(a)
Time Warner Cable LLC, Senior Notes	8.750%	2/14/19	2,311,000	2,464,713
Time Warner Cable LLC, Senior Notes	8.250%	4/1/19	1,039,000	1,110,802
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	5,280,000	5,121,600	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	4,400,000	4,559,500	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,530,000	1,575,900	(a)
Virgin Media Secured Finance PLC, Senior Secured Bonds	5.500%	1/15/25	1,400,000	1,440,250	(a)
Ziggo Secured Finance BV, Senior Secured Notes	5.500%	1/15/27	2,340,000	2,328,300	(a)

Total Media				54,604,775

Specialty Retail - 1.0%
American Greetings Corp., Senior Notes	7.875%	2/15/25	2,350,000	2,549,750	(a)
Hertz Corp., Senior Notes	5.875%	10/15/20	2,030,000	2,045,225
PetSmart Inc., Senior Notes	8.875%	6/1/25	1,180,000	716,850	(a)
ServiceMaster Co., LLC, Senior Notes	5.125%	11/15/24	1,960,000	1,989,400	(a)

Total Specialty Retail				7,301,225

Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	2,700,000	2,781,000	(a)

TOTAL CONSUMER DISCRETIONARY				105,657,114

CONSUMER STAPLES - 2.2%
Beverages - 0.4%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,500,000	1,513,125	(a)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	1,357,000	1,424,852	(a)

Total Beverages				2,937,977

Food & Staples Retailing - 0.1%
Beverages & More Inc., Senior Secured Notes	11.500%	6/15/22	1,060,000	977,850	(a)

Food Products - 0.8%
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	1,400,000	1,449,000	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	420,000	439,950	(a)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	3,000,000	3,138,750	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	920,000	949,900	(a)

Total Food Products				5,977,600

Household Products - 0.7%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	1,080,000	1,147,500
Central Garden & Pet Co., Senior Notes	5.125%	2/1/28	1,120,000	1,122,800
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	940,000	975,250
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	650,000	691,437
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,220,000	1,290,150

Total Household Products				5,227,137

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 0.2%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,290,000	$1,191,638

TOTAL CONSUMER STAPLES				16,312,202

ENERGY - 14.0%
Energy Equipment & Services - 1.1%
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	2,320,000	2,470,800	(a)
Precision Drilling Corp., Senior Notes	7.125%	1/15/26	1,220,000	1,247,450	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	1,000,000	835,000
Transocean Inc., Senior Notes	9.000%	7/15/23	830,000	900,550	(a)
Transocean Inc., Senior Notes	7.500%	1/15/26	1,290,000	1,324,250	(a)
Transocean Inc., Senior Notes	6.800%	3/15/38	1,770,000	1,429,275

Total Energy Equipment & Services				8,207,325

Oil, Gas & Consumable Fuels - 12.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	650,000	706,063
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.250%	1/15/25	1,530,000	1,611,013
Berry Petroleum Co. Escrow	—	—	3,484,000	0	*(c)(d)(f)
Berry Petroleum Co. Escrow	—	—	1,230,000	0	*(c)(d)(f)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	2,840,000	2,974,900	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	1,740,000	1,979,250	(a)
Centennial Resource Production LLC, Senior Notes	5.375%	1/15/26	1,090,000	1,113,163	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.875%	3/31/25	2,120,000	2,301,525
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	5,200,000	5,434,000
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	1,655,000	1,605,350
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	600,000	558,000
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	680,000	654,500	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	3,010,000	2,987,425
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,640,000	2,534,400
Ecopetrol SA, Senior Notes	7.375%	9/18/43	1,900,000	2,290,925
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	560,000	571,200	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	900,000	927,675	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Bonds	5.625%	6/15/24	2,100,000	2,058,000
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	1,320,000	1,376,100
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	6,920,000	8,956,840
Magnum Hunter Resources Corp. Escrow	—	—	6,700,000	0	*(c)(d)(f)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	2,900,000	2,461,375	(a)
NGPL PipeCo LLC, Senior Bonds	4.875%	8/15/27	1,510,000	1,572,288	(a)
NGPL PipeCo LLC, Senior Notes	4.375%	8/15/22	1,010,000	1,030,831	(a)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	1,520,000	1,881,000	(a)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	1,910,000	1,919,550
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	2,730,000	2,794,837
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,420,000	1,457,275

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	2,550,000	$2,812,650
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,120,000	5,132,076
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,080,000	1,254,150	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	1,288,200	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,340,000	1,491,322
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	1,960,000	1,852,200
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	8,970,000	7,624,500
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	1,422,438	1,456,221	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	5.125%	2/1/25	1,480,000	1,520,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	5.375%	2/1/27	3,110,000	3,203,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	1,700,000	1,687,250
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	1,720,000	1,766,010
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	720,000	739,800
Williams Cos. Inc., Debentures	7.500%	1/15/31	620,000	761,050
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	820,000	820,000
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,030,000	1,073,775
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,190,000	3,421,275
WPX Energy Inc., Senior Notes	7.500%	8/1/20	530,000	576,375
WPX Energy Inc., Senior Notes	8.250%	8/1/23	860,000	980,400

Total Oil, Gas & Consumable Fuels				93,218,739

TOTAL ENERGY				101,426,064

FINANCIALS - 12.6%
Banks - 5.1%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	2,160,000	2,457,000	(g)(h)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	2,990,000	3,646,734	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	3,400,000	3,856,875
Barclays PLC, Junior Subordinated Bonds (8.250% to 12/15/18 then USD 5 year Swap Rate + 6.705%)	8.250%	12/15/18	650,000	682,744	(g)(h)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	1,470,000	1,699,687	(a)(g)(h)
CIT Group Inc., Senior Notes	5.375%	5/15/20	640,000	677,600
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,000,000	1,062,500
CIT Group Inc., Senior Notes	5.000%	8/1/23	3,470,000	3,704,225
Citigroup Inc., Junior Subordinated Bonds (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	2,060,000	2,209,350	(g)(h)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	2,100,000	2,299,500	(a)(g)(h)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	2,290,000	2,752,250	(a)(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	4,475,000	$4,447,386	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	1,390,000	1,497,795	(g)(h)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	1,170,000	1,287,059	(g)(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	1,880,000	2,462,800	(g)(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	1,220,000	1,377,075	(g)(h)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	620,000	736,390

Total Banks				36,856,970

Capital Markets - 1.3%
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year Swap Rate + 3.455%)	6.250%	12/18/24	2,750,000	2,988,453	(a)(g)(h)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	1,680,000	1,801,800
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,880,000	2,521,234
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	2,030,000	2,359,577

Total Capital Markets				9,671,064

Consumer Finance - 1.2%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	1,744,000	1,927,120
FirstCash Inc., Senior Notes	5.375%	6/1/24	1,520,000	1,592,200	(a)
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,730,000	1,778,440
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	1,510,000	1,636,462
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	2,160,000	1,987,200	(a)

Total Consumer Finance				8,921,422

Diversified Financial Services - 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	1,210,000	1,283,162
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	650,000	681,835
ASP AMC Merger Subordinated Inc., Senior Notes	8.000%	5/15/25	2,160,000	2,084,400	(a)
DAE Funding LLC, Senior Notes	4.500%	8/1/22	743,000	731,855	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	8,130,000	8,048,700	(a)
GE Capital International Funding Co., Unlimited Co., Senior Notes	3.373%	11/15/25	1,500,000	1,527,172
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	1,566,739	1,574,573	(a)(b)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	250,000	262,062
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	3,675,000	4,230,489
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	170,000	204,915
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	600,000	666,220
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.250%	10/1/25	910,000	907,725	(a)
Nielsen Co. (Luxembourg) Sarl, Senior Notes	5.000%	2/1/25	1,080,000	1,123,200	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	1,540,000	1,536,150	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	3,570,000	3,418,275	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	3,800,000	3,781,000	(a)

Total Diversified Financial Services				32,061,733

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.6%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	1,310,000	$1,342,750	(a)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	1,450,000	1,243,375
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000	1,350,875	(a)

Total Insurance				3,937,000

TOTAL FINANCIALS				91,448,189

HEALTH CARE - 7.4%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	1,240,000	1,213,650	(a)

Health Care Providers & Services - 4.6%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	520,000	501,800	(a)
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	2,575,000	2,573,198	(c)(d)(g)(i)
BioScrip Inc., Senior Notes	8.875%	2/15/21	960,000	873,600
Centene Corp., Senior Notes	5.625%	2/15/21	1,160,000	1,194,800
Centene Corp., Senior Notes	4.750%	5/15/22	790,000	823,575
Centene Corp., Senior Notes	6.125%	2/15/24	710,000	752,600
Centene Corp., Senior Notes	4.750%	1/15/25	4,320,000	4,406,400
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	7,830,000	6,635,925
DaVita Inc., Senior Notes	5.750%	8/15/22	1,740,000	1,791,113
DaVita Inc., Senior Notes	5.125%	7/15/24	1,510,000	1,527,931
DaVita Inc., Senior Notes	5.000%	5/1/25	4,150,000	4,159,130
HCA Inc., Debentures	7.500%	11/15/95	6,265,000	6,437,287
HCA Inc., Notes	7.690%	6/15/25	490,000	557,375
HCA Inc., Senior Secured Notes	5.250%	6/15/26	870,000	924,375

Total Health Care Providers & Services				33,159,109

Pharmaceuticals - 2.6%
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	1,490,000	1,497,450	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.000%	10/1/20	610,000	616,863	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	540,000	546,750	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	3,010,000	3,070,200	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/21	1,470,000	1,484,700	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	3,520,000	3,572,800	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	1,330,000	1,236,900	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	6,350,000	5,834,062	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	1,300,000	1,394,250	(a)

Total Pharmaceuticals				19,253,975

TOTAL HEALTH CARE				53,626,734

INDUSTRIALS - 5.4%
Air Freight & Logistics - 0.2%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,040,000	1,089,400	(a)

Airlines - 0.2%
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	642,890	646,104	(a)(c)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	574,126	645,433

Total Airlines				1,291,537

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.7%
Jeld-Wen Inc., Senior Notes	4.625%	12/15/25	1,000,000	$1,010,000	(a)
Jeld-Wen Inc., Senior Notes	4.875%	12/15/27	1,370,000	1,387,125	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	1,020,000	1,065,900	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,800,000	1,813,158	(a)

Total Building Products				5,276,183

Commercial Services & Supplies - 1.2%
ACCO Brands Corp., Senior Notes	5.250%	12/15/24	1,270,000	1,308,100	(a)
Brink’s Co., Senior Notes	4.625%	10/15/27	2,330,000	2,289,225	(a)
Garda World Security Corp., Senior Notes	7.250%	11/15/21	270,000	276,750	(a)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	1,910,000	2,017,438	(a)
United Rentals North America Inc., Senior Notes	4.625%	10/15/25	550,000	555,500
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	910,000	960,050
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	1,290,000	1,299,675

Total Commercial Services & Supplies				8,706,738

Construction & Engineering - 0.3%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/23	1,930,000	2,055,450	(a)

Machinery - 1.2%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	3,650,000	3,773,187	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	770,000	776,737	(a)
BlueLine Rental Finance Corp./BlueLine Rental LLC, Senior Secured Notes	9.250%	3/15/24	2,220,000	2,375,400	(a)
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	1,410,000	1,448,775	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	587,000	635,428

Total Machinery				9,009,527

Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	2,850,000	2,429,625	(a)

Road & Rail - 0.6%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	4,400,000	4,400,000	(a)

Trading Companies & Distributors - 0.6%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	640,000	647,200	(a)
Ashtead Capital Inc., Secured Notes	4.375%	8/15/27	1,500,000	1,526,250	(a)
Beacon Escrow Corp., Senior Notes	4.875%	11/1/25	1,780,000	1,795,575	(a)

Total Trading Companies & Distributors				3,969,025

Transportation - 0.1%
Neovia Logistics Services LLC/Logistics Intermediate Finance Corp., Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	4/1/20	1,554,862	660,816	(a)(b)

TOTAL INDUSTRIALS				38,888,301

INFORMATION TECHNOLOGY - 2.1%
Internet Software & Services - 0.4%
Match Group Inc., Senior Notes	6.375%	6/1/24	940,000	1,022,250
Match Group Inc., Senior Notes	5.000%	12/15/27	1,890,000	1,923,075	(a)

Total Internet Software & Services				2,945,325

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
IT Services - 0.5%
First Data Corp., Senior Secured Notes	5.000%	1/15/24	1,870,000	$1,930,775	(a)
Vantiv LLC/Vanity Issuer Corp., Senior Notes	4.375%	11/15/25	1,465,000	1,487,239	(a)

Total IT Services				3,418,014

Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.875%	1/15/27	1,500,000	1,478,854	(a)
Entegris Inc., Senior Notes	4.625%	2/10/26	560,000	571,200	(a)

Total Semiconductors & Semiconductor Equipment				2,050,054

Software - 0.2%
j2 Cloud Services LLC/j2 Global Co.-Obligor Inc., Senior Notes	6.000%	7/15/25	1,630,000	1,723,725	(a)

Technology Hardware, Storage & Peripherals - 0.7%
Dell International LLC/EMC Corp., Senior Notes	5.875%	6/15/21	1,220,000	1,268,800	(a)
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	990,000	1,084,290	(a)
Seagate HDD Cayman, Senior Bonds	4.750%	6/1/23	1,370,000	1,391,406
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	670,000	658,377
Seagate HDD Cayman, Senior Bonds	4.875%	6/1/27	400,000	383,178

Total Technology Hardware, Storage & Peripherals				4,786,051

TOTAL INFORMATION TECHNOLOGY				14,923,169

MATERIALS - 7.6%
Chemicals - 0.5%
Valvoline Inc., Senior Notes	5.500%	7/15/24	1,750,000	1,863,750
Valvoline Inc., Senior Notes	4.375%	8/15/25	140,000	141,575
Venator Finance Sarl/Venator Materials Corp., Senior Notes	5.750%	7/15/25	1,310,000	1,388,600	(a)

Total Chemicals				3,393,925

Containers & Packaging - 1.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.250%	5/15/24	1,670,000	1,824,475	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,860,000	1,962,300	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	1,890,000	1,935,455	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	5,070,000	5,830,500

Total Containers & Packaging				11,552,730

Metals & Mining - 5.1%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	950,000	1,040,250	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,970,000	2,221,175	(a)
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	1,910,000	1,945,595	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	720,000	741,301	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	420,000	435,069	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	1,570,000	1,665,737	(a)
ArcelorMittal SA, Senior Notes	8.000%	10/15/39	2,960,000	3,803,600
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	2,460,000	2,678,325	(a)
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	30,000	29,925

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	780,000	$783,900
Freeport-McMoRan Inc., Senior Notes	6.750%	2/1/22	833,000	863,717
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	550,000	545,187
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	3,160,000	3,460,200
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	730,000	730,000
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	4,220,000	4,235,825
HudBay Minerals Inc., Senior Notes	7.250%	1/15/23	950,000	1,011,750	(a)
HudBay Minerals Inc., Senior Notes	7.625%	1/15/25	1,420,000	1,562,000	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	2,265,465	73,628	*(a)(j)
Mirabela Nickel Ltd., Subordinated Notes (1.000% PIK)	1.000%	9/10/44	26,600	0	(b)(c)(d)(f)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,080,000	1,117,800	(a)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	2,140,000	2,423,550	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	1,050,000	1,207,500
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,320,000	2,853,600
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,500,000	1,846,875

Total Metals & Mining				37,276,509

Paper & Forest Products - 0.4%
Mercer International Inc., Senior Notes	6.500%	2/1/24	2,020,000	2,151,300
Mercer International Inc., Senior Notes	5.500%	1/15/26	570,000	579,975	(a)

Total Paper & Forest Products				2,731,275

TOTAL MATERIALS				54,954,439

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.7%
CoreCivic Inc., Senior Notes	4.125%	4/1/20	90,000	91,800
CoreCivic Inc., Senior Notes	5.000%	10/15/22	1,360,000	1,428,000
CoreCivic Inc., Senior Notes	4.625%	5/1/23	200,000	205,500
CoreCivic Inc., Senior Notes	4.750%	10/15/27	2,450,000	2,425,500
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.250%	6/1/25	670,000	685,075
GEO Group Inc., Senior Notes	6.000%	4/15/26	1,050,000	1,084,125
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Senior Notes	4.500%	9/1/26	1,140,000	1,140,000
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	820,000	871,250
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	3,420,000	3,492,675
VICI Properties 1 LLC/VICI FC Inc., Senior Secured Notes (3 mo. USD LIBOR + 3.500%)	4.847%	10/15/22	1,020,000	1,025,100	(g)

Total Equity Real Estate Investment Trusts (REITs)				12,449,025

Real Estate Management & Development - 0.7%
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	4,810,000	4,930,250

TOTAL REAL ESTATE				17,379,275

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
TELECOMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 4.5%
CenturyLink Inc., Senior Notes	6.750%	12/1/23	1,440,000	$1,416,600
CenturyLink Inc., Senior Notes	7.650%	3/15/42	2,760,000	2,446,050
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	2,020,000	2,131,100	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	550,000	519,750
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	790,000	722,850
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,910,000	3,070,050	(a)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	1,060,000	479,650	*(a)(j)
Telecom Italia Capital SpA, Senior Notes	6.000%	9/30/34	1,123,000	1,266,183
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	9,110,000	9,759,087	(a)
Wind Tre SpA, Senior Secured Notes	5.000%	1/20/26	1,120,000	1,070,720	(a)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	11,420,000	9,707,000

Total Diversified Telecommunication Services				32,589,040

Wireless Telecommunication Services - 5.5%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	1,860,000	1,985,550	(a)
CSC Holdings LLC, Senior Notes	10.125%	1/15/23	665,000	750,619	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	2,130,000	2,311,007	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	1,899,000	2,264,557	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,190,000	2,209,162
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	6,120,000	6,961,500
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	4,250,000	4,478,862	(a)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	1,820,000	1,933,750
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	3,770,000	4,571,125
Sprint Corp., Senior Notes	7.250%	9/15/21	2,800,000	2,971,500
Sprint Corp., Senior Notes	7.875%	9/15/23	360,000	384,300
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,580,000	1,658,210
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	910,000	995,313
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,530,000	1,741,523	(k)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	940,000	1,069,955	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	9.125%	4/30/18	130,000	132,804	(k)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	3,170,000	3,565,210	(a)

Total Wireless Telecommunication Services				39,984,947

TOTAL TELECOMMUNICATION SERVICES				72,573,987

UTILITIES - 1.7%
Electric Utilities - 0.7%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	3,820,000	2,292,000
Pampa Energia SA, Senior Notes	7.500%	1/24/27	2,170,000	2,387,304	(a)
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	540,000	615,600

Total Electric Utilities				5,294,904

Gas Utilities - 0.4%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	2,780,000	2,731,350

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Independent Power and Renewable Electricity Producers - 0.6%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	4,385,299	$4,451,078

TOTAL UTILITIES				12,477,332

TOTAL CORPORATE BONDS & NOTES (Cost - $537,174,078)				579,666,806

CONVERTIBLE BONDS & NOTES - 0.8%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
DISH Network Corp., Senior Bonds	3.375%	8/15/26	320,000	349,000
DISH Network Corp., Senior Notes	2.375%	3/15/24	1,230,000	1,184,644	(a)

TOTAL CONSUMER DISCRETIONARY				1,533,644

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Jazz Investments I Ltd., Senior Notes	1.500%	8/15/24	430,000	407,156	(a)

INFORMATION TECHNOLOGY - 0.5%
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp., Senior Notes	1.625%	10/15/23	530,000	655,544	(a)

Software - 0.3%
Verint Systems Inc., Senior Notes	1.500%	6/1/21	250,000	244,063
Workday Inc., Senior Notes	0.250%	10/1/22	1,730,000	1,714,862	(a)

Total Software				1,958,925

Technology Hardware, Storage & Peripherals - 0.1%
Electronics For Imaging Inc., Senior Bonds	0.750%	9/1/19	810,000	783,168

TOTAL INFORMATION TECHNOLOGY				3,397,637

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $5,255,230)				5,338,437

SENIOR LOANS - 5.6%
CONSUMER DISCRETIONARY - 3.0%
Auto Components - 0.5%
American Axle & Manufacturing Inc., Term Loan B (1 mo. LIBOR + 2.250%)	3.620 - 3.810%	4/6/24	3,519,193	3,531,510	(g)(l)(m)

Diversified Consumer Services - 0.2%
Weight Watchers International Inc., 2017 Term Loan B (1 mo. LIBOR + 4.750%)	6.230%	11/29/24	1,750,000	1,762,579	(g)(l)(m)

Media - 0.7%
Charter Communications Operating LLC, 2017 Term Loan B	—	4/13/25	4,847,468	4,856,558	(n)

Specialty Retail - 1.5%
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	4.570%	3/11/22	10,698,393	8,622,241	(g)(l)(m)(n)
Sally Holdings LLC, Term Loan B1 (1 mo. LIBOR + 2.500%)	4.125%	7/5/24	1,067,325	1,068,659	(c)(g)(l)(m)
Spencer Gifts LLC, Second Lien Term Loan (2 mo. LIBOR + 8.250%)	9.690%	6/29/22	1,710,000	906,300	(c)(g)(l)(m)

Total Specialty Retail				10,597,200

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B (3 mo. LIBOR + 5.500%)	6.980%	10/28/20	1,244,800	$725,096	(g)(l)(m)

TOTAL CONSUMER DISCRETIONARY				21,472,943

ENERGY - 0.2%
Energy Equipment & Services - 0.1%
Hercules Offshore Inc. (wind-down lender claim)	—	—	446,101	379,185	*(c)

Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp., Term Loan (3 mo. LIBOR + 7.500%)	8.954%	8/23/21	1,130,000	1,205,569	(g)(l)(m)

TOTAL ENERGY				1,584,754

INDUSTRIALS - 1.0%
Air Freight & Logistics - 0.2%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2 (1 mo. LIBOR + 2.250%)	3.751%	4/3/22	1,246,867	1,239,236	(g)(l)(m)

Airlines - 0.2%
United Airlines Inc., 2017 Repriced Term Loan	—	4/1/24	1,496,231	1,501,842	(n)

Professional Services - 0.4%
Trans Union LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	3.569%	4/10/23	2,992,500	3,008,022	(g)(l)(m)

Trading Companies & Distributors - 0.2%
Beacon Roofing Supply Inc., 2017 Term Loan B	—	8/23/24	1,250,000	1,255,245	(n)

TOTAL INDUSTRIALS				7,004,345

INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.5%
First Data Corp., 2024 USD Term Loan (1 mo. LIBOR + 2.250%)	3.802%	4/26/24	3,845,862	3,852,731	(c)(g)(l)(m)

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
CenturyLink Inc., 2017 Term Loan B (3 mo. LIBOR + 2.750%)	4.319%	1/31/25	2,720,000	2,629,171	(g)(l)(m)
Unitymedia Finance LLC, Term Loan B (1 mo. LIBOR + 2.250%)	3.727%	9/30/25	2,480,000	2,485,094	(g)(l)(m)

TOTAL TELECOMMUNICATION SERVICES				5,114,265

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC, 2015 Term Loan B (3 mo. ICE LIBOR + 6.250% PIK)	7.250%	3/4/22	1,865,571	1,352,539	*(b)(g)(j)(l)(m)

TOTAL SENIOR LOANS (Cost - $43,295,338)				40,381,577

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 5.5%
Argentina - 1.7%
Republic of Argentina, Bonds	21.200%	9/19/18	400,000	ARS	$22,255
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	27.468%	6/21/20	33,650,000	ARS	1,943,474	(g)
Republic of Argentina, Bonds	18.200%	10/3/21	1,270,000	ARS	69,893
Republic of Argentina, Senior Bonds (Argentina BADLAR Private Deposit Rate + 2.500%)	24.226%	3/11/19	25,450,000	ARS	1,379,447	(g)
Republic of Argentina, Senior Bonds	6.875%	4/22/21	640,000		698,160
Republic of Argentina, Senior Bonds	7.500%	4/22/26	5,600,000		6,354,040
Republic of Argentina, Senior Bonds	7.625%	4/22/46	410,000		463,505
Republic of Argentina, Senior Notes	6.875%	1/26/27	1,540,000		1,684,760

Total Argentina					12,615,534

Brazil - 0.5%
Federative Republic of Brazil, Notes	10.000%	1/1/21	844,000	BRL	261,915
Federative Republic of Brazil, Notes	10.000%	1/1/23	11,300,000	BRL	3,449,456
Federative Republic of Brazil, Notes	10.000%	1/1/27	258,000	BRL	77,031

Total Brazil					3,788,402

Ecuador - 0.7%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	4,340,000		5,083,225	(a)

Poland - 1.3%
Republic of Poland, Bonds	4.000%	10/25/23	30,500,000	PLN	9,345,085

Russia - 0.8%
Russian Federal Bond, Bonds	7.050%	1/19/28	329,023,000	RUB	5,554,365

Uruguay - 0.5%
Republic of Uruguay, Senior Bonds	8.500%	3/15/28	103,960,000	UYU	3,630,996	(k)

TOTAL SOVEREIGN BONDS (Cost - $38,062,261)					40,017,607

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.8%
U.S. Government Obligations - 3.8%
U.S. Treasury Notes	1.500%	10/31/19	2,500,000		2,483,105
U.S. Treasury Notes	1.750%	11/30/19	1,500,000		1,496,397
U.S. Treasury Notes	1.375%	1/15/20	3,000,000		2,969,414
U.S. Treasury Notes	1.250%	1/31/20	2,500,000		2,467,236
U.S. Treasury Notes	1.375%	1/31/21	1,500,000		1,471,641
U.S. Treasury Notes	1.125%	9/30/21	2,850,000		2,750,029
U.S. Treasury Notes	1.875%	1/31/22	3,500,000		3,464,111
U.S. Treasury Notes	1.875%	3/31/22	2,500,000		2,472,119
U.S. Treasury Notes	2.125%	6/30/22	2,000,000		1,996,641
U.S. Treasury Notes	2.000%	10/31/22	2,500,000		2,478,564
U.S. Treasury Notes	2.000%	11/30/22	3,500,000		3,468,555

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $27,713,865)					27,517,812

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY		SHARES	VALUE
COMMON STOCKS - 1.2%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Bossier Casino Venture Holdco Inc.		133,649	$1,597,106	*(c)(d)

ENERGY - 1.0%
Energy Equipment & Services - 0.3%
Hercules Offshore Inc. (Escrow)		87,452	24,661	*(c)(d)
KCAD Holdings I Ltd.		427,421,041	2,308,074	*(c)(d)

Total Energy Equipment & Services			2,332,735

Oil, Gas & Consumable Fuels - 0.7%
Berry Petroleum Co.		185,879	1,843,306	*
Blue Ridge Mountain Resources Inc.		345,384	2,849,418	*
MWO Holdings LLC		848	18,868	*(c)(d)

Total Oil, Gas & Consumable Fuels			4,711,592

TOTAL ENERGY			7,044,327

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A.		86,802	252,594	*(c)(d)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.		4,958	0	*(c)(d)(f)

TOTAL INDUSTRIALS			252,594

TOTAL COMMON STOCKS (Cost - $19,343,031)			8,894,027

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%	202,364	2,377,777	(b)
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%	3,031	35,614	(b)(i)

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,885,810)			2,413,391

PREFERRED STOCKS - 1.1%
FINANCIALS - 1.0%
Consumer Finance - 0.5%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	7.200%	145,709	3,781,149	(g)

Diversified Financial Services - 0.5%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	7.750%	138,925	3,817,659	(g)

TOTAL FINANCIALS			7,598,808

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	SHARES	VALUE
INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer Tracking Preferred Equity Certificates	8.000%	38,578,900	$385,789	*(c)(d)

TOTAL PREFERRED STOCKS (Cost - $10,442,036)			7,984,597

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $683,171,649)			712,214,254

SHORT-TERM INVESTMENTS - 1.3%
MONEY MARKET FUNDS - 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $9,489,807)	1.219%	9,489,807	9,489,807

TOTAL INVESTMENTS - 99.6% (Cost - $692,661,456)			721,704,061
Other Assets in Excess of Liabilities - 0.4%			2,852,631

TOTAL NET ASSETS - 100.0%			$724,556,692

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is valued using significant unobservable inputs (See Note 1).

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(e)	The maturity principal is currently in default as of December 31, 2017.

(f)	Value is less than $1.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Restricted security (See Note 2).

(j)	The coupon payment on these securities is currently in default as of December 31, 2017.

(k)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	All or a portion of this loan is unfunded as of December 31, 2017. The interest rate for fully unfunded term loans is to be determined.

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2017

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
LIBOR	— London Interbank Offered Rate
OJSC	— Open Joint Stock Company
PLN	— Polish Zloty
RUB	— Russian Ruble
UYU	— Uruguayan Peso

At December 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD 146	EUR	123	Citibank N.A.	1/19/18	$(2)

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$103,675,030	$1,982,084		$105,657,114
Energy	—	101,426,064	0	*	101,426,064
Health Care	—	51,053,536	2,573,198		53,626,734
Industrials	—	38,242,197	646,104		38,888,301
Materials	—	54,954,439	0	*	54,954,439
Other Corporate Bonds & Notes	—	225,114,154	—		225,114,154
Convertible Bonds & Notes	—	5,338,437	—		5,338,437
Senior Loans:
Consumer Discretionary	—	19,497,984	1,974,959		21,472,943
Energy	—	1,205,569	379,185		1,584,754
Information Technology	—	—	3,852,731		3,852,731
Other Senior Loans	—	13,471,149	—		13,471,149
Sovereign Bonds	—	40,017,607	—		40,017,607
U.S. Government & Agency Obligations	—	27,517,812	—		27,517,812
Common Stocks:
Consumer Discretionary	—	—	1,597,106		1,597,106
Energy	$2,849,418	1,843,306	2,351,603		7,044,327
Industrials	—	—	252,594		252,594
Convertible Preferred Stocks	—	2,413,391	—		2,413,391
Preferred Stocks:
Financials	7,598,808	—	—		7,598,808
Industrials	—	—	385,789		385,789

Total Long-Term Investments	10,448,226	685,770,675	15,995,353		712,214,254

Short-Term Investments†	9,489,807	—	—		9,489,807

Total Investments	$19,938,033	$685,770,675	$15,995,353		$721,704,061

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$2	—		$2

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY		HEALTH CARE	INDUSTRIALS	MATERIALS
Balance as of September 30, 2017	$1,913,619	$0	*	$2,579,120	—	$0	*
Accrued premiums/discounts	6,992	—		1,057	—	—
Realized gain (loss)	—	—		—	—	—
Change in unrealized appreciation (depreciation)[1]	(6,992)	—		(6,979)	—	—
Purchases	68,465	—		—	—	—
Sales	—	—		—	—	—
Transfers into Level 3[2]	—	—		—	$646,104	—
Transfers out Level 3	—	—		—	—	—

Balance as of December 31, 2017	$1,982,084	$0	*	$2,573,198	$646,104	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2017[1]	$(6,992)	—		$(6,979)	—	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	INFORMATION TECHNOLOGY
Balance as of September 30, 2017	$940,500	$1,219,528	—
Accrued premiums/discounts	273	420	—
Realized gain (loss)	—	(23,065)	—
Change in unrealized appreciation (depreciation)[1]	(34,473)	118,124	$(19,576)
Purchases	—	—	3,872,307
Sales	—	(935,822)	—
Transfers into Level 3[2]	1,068,659	—	—
Transfers out Level 3	—	—	—

Balance as of December 31, 2017	$1,974,959	$379,185	$3,852,731

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2017[1]	$(34,473)	$125,088	$(19,576)

	COMMON STOCKS			PREFERRED STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	INDUSTRIALS	INDUSTRIALS	TOTAL
Balance as of September 30, 2017	$1,075,874	$2,363,594	$258,670	$386,659	$10,737,564
Accrued premiums/discounts	—	—	—	—	8,742
Realized gain (loss)	—	—	—	—	(23,065)
Change in unrealized appreciation (depreciation)[1]	521,232	(11,991)	(6,076)	(870)	552,399
Purchases	—	—	—	—	3,940,772
Sales	—	—	—	—	(935,822)
Transfers into Level 3[2]	—	—	—	—	1,714,763
Transfers out Level 3	—	—	—	—	—

Balance as of December 31, 2017	$1,597,106	$2,351,603	$252,594	$385,789	$15,995,353

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2017[1]	$521,232	$(11,991)	$(6,076)	$(870)	$559,363

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Restricted securities

The following Fund investments are restricted as to resale.

Security	Number of Shares/Face Amount	Acquisition Date	Cost	Value at 12/31/17		Value per Share/Unit	Percent of Net Assets
Berry Petroleum Co., Convertible Preferred Stock	3,031	2/17	$30,310	$35,614		$11.75	0.00%
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$2,575,000	6/17	2,551,374	2,573,198	(a)	99.93	0.36%

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 23, 2018